Offerings - Offering: 1	Oct. 06, 2025 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 5,551,609.8
Fee Rate	0.01381%
Amount of Registration Fee	$ 766.68
Offering Note

(1)	Calculated solely for the purpose of determining the filing fee for this transaction in accordance with Rule 0-11(b) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), based on the product of (i) $6.60, the cash payment for each share of common stock, $0.0001 par value per share (“common stock”), of Tile Shop Holdings, Inc. in lieu of the issuance of fractional shares to holders of record of less than 4,000 shares of common stock after the proposed reverse stock split described in this Schedule 13E-3, and (ii) 841,153 the estimated number of shares of common stock subject to the transaction described in this Schedule 13E-3.

(2)	The filing fee was calculated in accordance with Rule 0-11(b) under the Exchange Act by multiplying the assumed Transaction Valuation by the Fee Rate.